CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Unearned Employee Stock Ownership Plan Shares	Total
Balance, beginning at Dec. 31, 2009	$ 796,052	$ 62,569,654	$ 12,451,069	$ 1,726,434	$ (614,932)	$ 76,928,277
Net income			3,805,872			3,805,872
Other comprehensive income				(1,111,660)		(1,111,660)
Dividends			(1,872,882)			(1,872,882)
Repurchase of common stock	(7,282)	(461,652)				(468,934)
Allocation of ESOP shares		8,843			43,923	52,766
Balance, ending at Dec. 31, 2010	788,770	62,116,845	14,384,059	614,774	(571,009)	77,333,439
Net income			1,895,028			1,895,028
Other comprehensive income				677,407		677,407
Dividends			(1,860,431)			(1,860,431)
Repurchase of common stock	(5,949)	(392,367)				(398,316)
Allocation of ESOP shares		14,856			52,142	66,998
Repayment of ESOP note including cancellation of shares	(10,045)	(508,822)			518,867
Balance, ending at Dec. 31, 2011	$ 772,776	$ 61,230,512	$ 14,418,656	$ 1,292,181		$ 77,714,125